LONG-TERM PREPAYMENTS, DEPOSITS AND OTHER ASSETS - Summary Of Long-term prepayments, deposits and other assets (Detail) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Long term prepayments deposits and other assets [Abstract]
Other long-term assets	$ 106,268	$ 103,699
Less: accumulated amortization	(80,170)	(67,845)
Other long-term assets, net	26,098	35,854
Long-term prepayments	48,469	0
Advance payments and deposits for acquisition of property and equipment	30,928	14,217
Other deposits and other	11,620	4,517
Deferred financing costs, net	440	885
Other long-term receivables	0	1,614
Long-term prepayments, deposits and other assets	$ 117,555	$ 57,087